Non-controlling interests and redeemable non-controlling interests - Change in Redeemable non-controlling Interest (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Increase (Decrease) in Temporary Equity [Roll Forward]
Opening balance	$ 20,859	$ 25,913
Net effect from operations	(6,902)	(6,955)
Contributions, net of costs	0	3,717
Dividends and distributions declared	(968)	(951)
Repurchase of non-controlling interest	0	(865)
Closing balance	12,989	20,859
Related Party
Increase (Decrease) in Temporary Equity [Roll Forward]
Opening balance	306,316	305,863
Net effect from operations	10,435	12,651
Contributions, net of costs	0	0
Dividends and distributions declared	(10,214)	(12,198)
Repurchase of non-controlling interest	0	0
Closing balance	$ 306,537	$ 306,316